                                                  ------------------------------
                                                         OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     February 28, 1997
                                                  Estimated average burden
                                                  hours per response . . . 24.60
                                                  ------------------------------

                                                  ------------------------------
                                                          SEC USE ONLY
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 2003.

               (Please read instructions before preparing form.)

If amended report check here: [0]

GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor    New York      NY      10022-7519
--------------------------------------------------------------------------------
Business Address   (Street)       (City)    (State)     (Zip)

Irwin Lieber         (212) 486-4455         Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION

                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of NY on the 7th day of July, 2003.

                                                    Irwin Lieber
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:
----------------------------    -------------
1. Irwin Lieber                 28-4421
----------------------------    -------------
2. Barry Fingerhut              28-4421
----------------------------    -------------
3. Affiliated Managers Group    28-4421
----------------------------    -------------
4.
----------------------------    -------------
5.
----------------------------    -------------
6.
----------------------------    -------------
7.
----------------------------    -------------
8.
----------------------------    -------------
9.
----------------------------    -------------
10.
----------------------------    -------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F


                                                                                                         (SEC USE ONLY)
                                                                                                              |
Page 2 of 2                                         Name of Reporting Manager GeoCapital, LLC                 |
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   ITEM 1:      ITEM 2:   ITEM 3:  ITEM 4:   ITEM 5:                ITEM 6:                  ITEM 7:          ITEM 8:
                                                              INVESTMENT DISCRETION                     VOTING AUTHORITY (SHARES)
------------   --------   ------   ------   ---------   ---------------------------------   --------    -------------------------
                                    FAIR   SHARES OF              (b) SHARED-               MANAGERS
  NAME OF      TITLE OF   CUSIP    MARKET   PRINCIPAL              AS DEFINED  (c) SHARED-  SEE INSTR.    (a)     (b)      (c)
  ISSUER        CLASS     NUMBER   VALUE     AMOUNT     (a) SOLE   IN INSTR. V    OTHER         V.        SOLE   SHARED    NONE
------------   --------   ------  ------   ---------    --------------------------------    ----------  -------------------------
See attached
---------------------------------------------------------------------------------------------------------------------------------

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  COLUMN TOTALS
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                                                                                                                   SEC 1685 (5/91)

SEC13F.LNS                      GEOCAPITAL, LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/03
                          RUN DATE: 07/03/03 11:13 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   61

FORM 13F INFORMATION TABLE VALUE TOTAL:   $564,876,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/03

                                                                                                    VOTING AUTHORITY
                                   TITLE OF                VALUE    SHARES    SH/    INVSTMT
          NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT   PRN    DSCRETN    SOLE    SHARED    NONE
APOLLO GROUP INC CL A               COM         37604105   21206      343143   SH    DEFINED        0   343143       0
ASCENTIAL SOFTWARE CORPORATION      COM        04362P207    1661      101100   SH    DEFINED        0   101100       0
BEA SYS INC                         COM         73325102    7118      653620   SH    DEFINED        0   653620       0
BJ SVCS CO                          COM         55482103   15774      422215   SH    DEFINED        0   422215       0
BROADVISION INC                     COM        111412607      93       16809   SH    DEFINED        0    16809       0
CAL DIVE INTL INC                   COM        127914109   17535      805075   SH    DEFINED        0   805075       0
CAREMARK RX INC                     COM        141705103   13900      541290   SH    DEFINED        0   541290       0
CONSOL ENERGY INC                   COM        20854P109    7619      335035   SH    DEFINED        0   335035       0
COVANSYS CORP                       COM        22281W103    2155      673510   SH    DEFINED        0   673510       0
CUNO INC                            COM        126583103    8231      227300   SH    DEFINED        0   227300       0
CYPRESS SEMICONDUCTOR CORP          COM        232806109    9237      769725   SH    DEFINED        0   769725       0
DEVRY INC                           COM        251893103   18724      803960   SH    DEFINED        0   803960       0
DIAMONDCLUSTER INTL                 COM        25278P106    1570      432600   SH    DEFINED        0   432600       0
DORAL FINL CORP                     COM        25811P100   23651      529704   SH    DEFINED        0   529704       0
DOUBLECLICK INC                     COM        258609304   17960     1941640   SH    DEFINED        0  1941640       0
EVERGREEN RES INC                   COM        299900308   23498      432665   SH    DEFINED        0   432665       0
FRONTLINE CAPITAL GROUP - WARR      COM        35921N994       0       12035   SH    DEFINED        0    12035       0
GENESEE & WYO INC CL A              COM        371559105    1214       59000   SH    DEFINED        0    59000       0
HEARTLAND EXPRESS INC               COM        422347104   16204      716032   SH    DEFINED        0   716032       0
HOST MARRIOTT CORP NEW              COM        44107P104    4114      449597   SH    DEFINED        0   449597       0
INFORMATION HOLDINGS, INC.          COM        456727106   11989      656945   SH    DEFINED        0   656945       0
INTEGRATED CIRCUIT SYS INC          COM        45811K208   15239      485160   SH    DEFINED        0   485160       0
INTERNET SEC SYS INC                COM        46060X107    5956      417650   SH    DEFINED        0   417650       0
INTERSIL CORP CL A                  COM        46069S109   11708      440000   SH    DEFINED        0   440000       0
INTERWOVEN INC                      COM        46114T102    1001      454800   SH    DEFINED        0   454800       0
IXIA                                COM        45071R109    1693      262500   SH    DEFINED        0   262500       0
KIRBY CORP                          COM        497266106   14243      505085   SH    DEFINED        0   505085       0
LEGATO SYS INC                      COM        524651106    9882     1173600   SH    DEFINED        0  1173600       0
LEGG MASON INC                      COM        524901105   17601      271000   SH    DEFINED        0   271000       0
MACROMEDIA INC                      COM        556100105   19520      929090   SH    DEFINED        0   929090       0
MANUGISTICS GROUP INC               COM        565011103    2201      536835   SH    DEFINED        0   536835       0
MAXTOR CORP                         COM        577729205    7560     1006600   SH    DEFINED        0  1006600       0

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/03
                                                                                                   VOTING AUTHORITY
                                   TITLE OF               VALUE     SHARES     SH/   INVSTMT
          NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN   DSCRETN     SOLE   SHARED    NONE
MERCURY INTERACTIVE                 COM       589405109       6140   158400    SH    DEFINED        0   158400       0
MILLER HERMAN INC                   COM       600544100      15579   776600    SH    DEFINED        0   776600       0
MILLIPORE CORP                      COM       601073109       5828   131350    SH    DEFINED        0   131350       0
NATIONAL INSTRUMENTS                COM       636518102       9336   246015    SH    DEFINED        0   246015       0
NEUBERGER BERMAN INC                COM       641234109      10238   256515    SH    DEFINED        0   256515       0
PEOPLESOFT                          COM       712713106       3210   182800    SH    DEFINED        0   182800       0
PRINCETON REVIEW INC                COM       742352107       3844   651500    SH    DEFINED        0   651500       0
QUEST PRODS CORP                    COM       747955102         96  3556434    SH    DEFINED        0  3556434       0
QUEST SOFTWARE                      COM       74834T103       6970   588195    SH    DEFINED        0   588195       0
S1 CORP                             COM       78463B101      10601  2650250    SH    DEFINED        0  2650250       0
SCHEIN HENRY INC                    COM       806407102      12672   241320    SH    DEFINED        0   241320       0
SEACOR SMIT INC.                    COM       811904101      11876   325450    SH    DEFINED        0   325450       0
SILICON VY BANCSHARES               COM       827064106      18140   761875    SH    DEFINED        0   761875       0
SOTHEBY HLDGS INC CL A              COM       835898107       6616   889285    SH    DEFINED        0   889285       0
STEIN MART INC                      COM       858375108       1833   312800    SH    DEFINED        0   312800       0
STONEPATH GROUP INC                 COM       861837102         27    10000    SH    DEFINED        0    10000       0
SYCAMORE NETWORKS INC               COM       871206108       2965   776120    SH    DEFINED        0   776120       0
TECHNOLOGY SOLUTION CO.             COM       87872T108        288   288448    SH    DEFINED        0   288448       0
TESSCO TECHNOLOGIES                 COM       872386107        531    77000    SH    DEFINED        0    77000       0
TETRA TECHNOLOGIES INC              COM       88162F105      10124   341435    SH    DEFINED        0   341435       0
UNITED NATURAL FOODS INC            COM       911163103       6165   217400    SH    DEFINED        0   217400       0
UNIVERSITY OF PHOENIX ONLINE        COM       37604204       21470   426933    SH    DEFINED        0   426933       0
US CONCRETE INC.                    COM       90333L102       1496   389635    SH    DEFINED        0   389635       0
W HLDG CO INC                       COM       929251106       7744   457690    SH    DEFINED        0   457690       0
WATSON WYATT & CO HLDGS CL A        COM       942712100       5308   229000    SH    DEFINED        0   229000       0
WILEY JOHN & SONS INC CL A          COM       968223206      22561   861120    SH    DEFINED        0   861120       0
WR BERKLEY CORP                     COM        84423102      18648   353850    SH    DEFINED        0   353850       0
XM SATELLITE RADIO INC CL A         COM       983759101       2327   211700    SH    DEFINED        0   211700       0
YANKEE CANDLE INC                   COM       984757104      12186   524800    SH    DEFINED        0   524800       0